Annual Fund Operating Expenses - Invesco BulletShares 2027 High Yield Corporate Bond ETF - ETF	Dec. 21, 2020
Operating Expenses:
Management Fees	0.42%
Other Expenses	none
Total Annual Fund Operating Expenses	0.42%